INCOME TAX EXPENSE- Disclosure of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current tax:
Current tax expense in respect of the current year	$ 163,006	$ 55,107
Adjustment in respect of prior years	11,995	32,410
Current income tax expense	175,001	87,517
Deferred tax:
Deferred income tax expense recognized in the current year	48,491	6,501
Adjustments in respect of prior years	1,846	2,965
Foreign exchange	8,708	17,202
Deferred income tax expense	59,045	26,668
Income tax expense	$ 234,046	$ 114,185
Tax rate %	26.50%	26.50%